PC&J PRESERVATION FUND
FUND SUMMARY
INVESTMENT OBJECTIVE: The investment objective of PC&J Preservation Fund is the generation of income and the preservation of capital.
FEES AND EXPENSES OF THE FUND: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PC&J PRESERVATION FUND PC&J PRESERVATION FUND SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption Fee (on shares redeemed within 90 days of purchase)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PC&J PRESERVATION FUND PC&J PRESERVATION FUND SHARES
Management fees		0.50%
Distribution and/or service (12b-1) fees		none
Other Expenses (as a percentage of net assets)		0.60%
Acquired Fund Fees and Expenses (as a percentage of net assets)	[1]	0.14%
Total annual fund operating expenses		1.24%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights because the financial statements only reflect the direct operating expenses of the Fund.

EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PC&J PRESERVATION FUND PC&J PRESERVATION FUND SHARES	126	394	683	1,511

PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23.54% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY: Under normal circumstances, the Fund invests in investment grade variable and fixed income securities of any maturity. The portfolio manager defines investment grade bonds as bonds rated Baa or higher by Moody's or BBB or higher by Standard & Poor's. The Fund may invest in fixed income securities that are unrated if the manager determines that they are of comparable quality to securities rated investment grade. Investment grade securities the Fund invests in include U.S. government obligations (including step-up obligations), securities of foreign governments, domestic or foreign corporate debt or preferred stock and taxable obligations issued by municipalities. In addition, the Fund may also invest in asset-backed securities, such as lease assignments or pools of interest-bearing assets backed by mortgages or accounts receivable. The investor in an asset-backed security owns the right to receive the stream of principal and interest payments of the underlying assets.

The Fund may also invest in pooled vehicles such as open-end and closed-end mutual funds and exchange traded funds ("ETFs") to access specific fixed income investment segments and attractive income-producing trading strategies.

There may be times when the Fund invests in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody's). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds," "below investment grade bonds," and "junk bonds." These securities are considered to be high-risk investments.

A security is selected based upon an evaluation of the investment's return potential and risk profile over the expected holding period. The manager seeks to maximize the Fund's expected return for a given level of risk.

PRINCIPAL INVESTMENT RISKS: Although the Fund intends to diversify its investments, the value of the Fund's portfolio will change in response to fluctuations in interest rates and in the economic circumstances of the issuing entities. Therefore, it is possible to lose money by investing in the Fund.

There are different types of risk. The principal risks described below are inherent in some or all of the investments considered by the manager for the Fund. By investing in a diversified mix of investments, where some of the risks offset one another, the manager seeks to minimize the overall risk of the Fund.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. The Fund may invest, directly or indirectly, in "junk bonds." Such securities are speculative investments that carry greater risks than higher quality debt securities.

Government Risk. Not all U.S. government securities are backed by the full faith and credit of the U.S. government. If a U.S. government agency or instrumentality in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund's share price and/or yield could fall.

Interest Rate and Bond Price Risk. An increase in interest rates will generally reduce the value of the Fund's investments. Securities with longer maturities and fixed coupons, including preferred stock, have more bond price risk than those with shorter-term maturities or securities with a coupon rate that moves in tandem with interest rates. Bond prices move in the opposite direction from interest rate changes, and the price change is greater for bonds with longer maturities.

Reinvestment Risk. If market interest rates fall significantly below the coupon rate of an obligation, it is likely the obligation would be called, leaving the bond holder with cash to invest. A called bond subjects the investor to reinvestment risk, the risk that the proceeds would be reinvested in another security with a lower interest rate.

Prepayment Risk. Asset-backed securities are subject to the risk that borrowers will prepay their loans more quickly than originally expected if interest rates fall. This may force the Fund to reinvest prepayment proceeds at lower yields, which may reduce Fund performance.

Extension Risk. An increase in interest rates on bonds that have call features, the right to retire the bond prior to its stated maturity, and mortgage-backed securities that allow principal prepayments may cause the prices of these bonds to fall more than other securities with similar maturity dates. When interest rates rise, prepayment rates decline and bond issuers are less likely to exercise their rights to call their bonds, which subjects the bond to greater bond price risk because the bond's expected average life is extended.

Collateral Risk. When the Fund invests in asset-backed securities (securities with an asset serving as collateral for the indebtedness) such as lease assignments and mortgages, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the collateral backing these securities may not be sufficient to support payments on the securities.

Underlying Fund Risk. To the extent the Fund invests in open-end mutual funds, closed-end mutual funds, or ETFs ("Underlying Funds"), the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund's direct fees and expenses.

Liquidity Risk. Liquidity risk is the risk of requiring more than a five-business day period in which the investment can be liquidated at current market prices for cash, including investments in auction rate securities that cannot be put back to the issuer on demand within seven days.

Foreign Investment Risk. Changes in foreign economies and political climates can negatively affect the value of the debt obligations issued by foreign entities. Other factors that can reduce the value of foreign investments include changes in currency rates of exchange, even when the security is denominated in U.S. dollars, reduced availability of information, different accounting standards, reduced liquidity, price volatility, and possible difficulties in enforcing contracts.

PERFORMANCE: The following information illustrates how the Fund's performance has varied over time and provides an indication of the risks of investing in the Fund. The bar chart depicts the change in performance from year-to-year during the period indicated. The tables compare the Fund's average annual returns for the periods indicated to a broad-based securities market index. Of course, past performance (before and after taxes) cannot predict or guarantee future results.

Best Quarter:	8.56% for the quarter ended 6/30/09
Worst Quarter:	-5.42% for the quarter ended 9/30/08

Average Annual Total Return For the periods ended 12/31/11
Average Annual Total Returns PC&J PRESERVATION FUND		1 Year	5 Years	10 Years
PC&J PRESERVATION FUND SHARES		3.29%	5.02%	4.27%
PC&J PRESERVATION FUND SHARES - Return After Taxes on Distributions	[1]	1.80%	3.38%	2.63%
PC&J PRESERVATION FUND SHARES - Return After Taxes on Distributions and Sale of Fund Shares	[1]	2.16%	3.34%	2.67%
Barclays Intermediate Govt/Credit		5.80%	5.88%	5.20%
[1]	Returns after taxes are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	PC&J PRESERVATION FUND /OH/
CIK	dei_EntityCentralIndexKey	0000760692
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr 27, 2012
Effective Date	dei_DocumentEffectiveDate	May 1, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012
PC&J PRESERVATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY
Investment objective	rr_ObjectivePrimaryTextBlock	INVESTMENT OBJECTIVE: The investment objective of PC&J Preservation Fund is the generation of income and the preservation of capital.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	FEES AND EXPENSES OF THE FUND: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23.54% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	23.54%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights because the financial statements only reflect the direct operating expenses of the Fund.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy, Narrative	rr_StrategyNarrativeTextBlock

PRINCIPAL INVESTMENT STRATEGY: Under normal circumstances, the Fund invests in investment grade variable and fixed income securities of any maturity. The portfolio manager defines investment grade bonds as bonds rated Baa or higher by Moody's or BBB or higher by Standard & Poor's. The Fund may invest in fixed income securities that are unrated if the manager determines that they are of comparable quality to securities rated investment grade. Investment grade securities the Fund invests in include U.S. government obligations (including step-up obligations), securities of foreign governments, domestic or foreign corporate debt or preferred stock and taxable obligations issued by municipalities. In addition, the Fund may also invest in asset-backed securities, such as lease assignments or pools of interest-bearing assets backed by mortgages or accounts receivable. The investor in an asset-backed security owns the right to receive the stream of principal and interest payments of the underlying assets.

The Fund may also invest in pooled vehicles such as open-end and closed-end mutual funds and exchange traded funds ("ETFs") to access specific fixed income investment segments and attractive income-producing trading strategies.

There may be times when the Fund invests in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody's). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds," "below investment grade bonds," and "junk bonds." These securities are considered to be high-risk investments.

A security is selected based upon an evaluation of the investment's return potential and risk profile over the expected holding period. The manager seeks to maximize the Fund's expected return for a given level of risk.

Risk, Narrative	rr_RiskNarrativeTextBlock

PRINCIPAL INVESTMENT RISKS: Although the Fund intends to diversify its investments, the value of the Fund's portfolio will change in response to fluctuations in interest rates and in the economic circumstances of the issuing entities. Therefore, it is possible to lose money by investing in the Fund.

There are different types of risk. The principal risks described below are inherent in some or all of the investments considered by the manager for the Fund. By investing in a diversified mix of investments, where some of the risks offset one another, the manager seeks to minimize the overall risk of the Fund.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. The Fund may invest, directly or indirectly, in "junk bonds." Such securities are speculative investments that carry greater risks than higher quality debt securities.

Government Risk. Not all U.S. government securities are backed by the full faith and credit of the U.S. government. If a U.S. government agency or instrumentality in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund's share price and/or yield could fall.

Interest Rate and Bond Price Risk. An increase in interest rates will generally reduce the value of the Fund's investments. Securities with longer maturities and fixed coupons, including preferred stock, have more bond price risk than those with shorter-term maturities or securities with a coupon rate that moves in tandem with interest rates. Bond prices move in the opposite direction from interest rate changes, and the price change is greater for bonds with longer maturities.

Reinvestment Risk. If market interest rates fall significantly below the coupon rate of an obligation, it is likely the obligation would be called, leaving the bond holder with cash to invest. A called bond subjects the investor to reinvestment risk, the risk that the proceeds would be reinvested in another security with a lower interest rate.

Prepayment Risk. Asset-backed securities are subject to the risk that borrowers will prepay their loans more quickly than originally expected if interest rates fall. This may force the Fund to reinvest prepayment proceeds at lower yields, which may reduce Fund performance.

Extension Risk. An increase in interest rates on bonds that have call features, the right to retire the bond prior to its stated maturity, and mortgage-backed securities that allow principal prepayments may cause the prices of these bonds to fall more than other securities with similar maturity dates. When interest rates rise, prepayment rates decline and bond issuers are less likely to exercise their rights to call their bonds, which subjects the bond to greater bond price risk because the bond's expected average life is extended.

Collateral Risk. When the Fund invests in asset-backed securities (securities with an asset serving as collateral for the indebtedness) such as lease assignments and mortgages, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the collateral backing these securities may not be sufficient to support payments on the securities.

Underlying Fund Risk. To the extent the Fund invests in open-end mutual funds, closed-end mutual funds, or ETFs ("Underlying Funds"), the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund's direct fees and expenses.

Liquidity Risk. Liquidity risk is the risk of requiring more than a five-business day period in which the investment can be liquidated at current market prices for cash, including investments in auction rate securities that cannot be put back to the issuer on demand within seven days.

Foreign Investment Risk. Changes in foreign economies and political climates can negatively affect the value of the debt obligations issued by foreign entities. Other factors that can reduce the value of foreign investments include changes in currency rates of exchange, even when the security is denominated in U.S. dollars, reduced availability of information, different accounting standards, reduced liquidity, price volatility, and possible difficulties in enforcing contracts.

May Lose Money	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

PERFORMANCE: The following information illustrates how the Fund's performance has varied over time and provides an indication of the risks of investing in the Fund. The bar chart depicts the change in performance from year-to-year during the period indicated. The tables compare the Fund's average annual returns for the periods indicated to a broad-based securities market index. Of course, past performance (before and after taxes) cannot predict or guarantee future results.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates how the Fund's performance has varied over time and provides an indication of the risks of investing in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) cannot predict or guarantee future results.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:	8.56% for the quarter ended 6/30/09
Worst Quarter:	-5.42% for the quarter ended 9/30/08

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.42%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Return For the periods ended 12/31/11
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Returns after taxes are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PC&J PRESERVATION FUND | Barclays Intermediate Govt/Credit
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.80%
5 Years	rr_AverageAnnualReturnYear05	5.88%
10 Years	rr_AverageAnnualReturnYear10	5.20%
PC&J PRESERVATION FUND | PC&J PRESERVATION FUND SHARES
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee {neg}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of net assets)	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses (as a percentage of net assets)	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	126
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	394
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	683
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,511
2002	rr_AnnualReturn2002	5.98%
2003	rr_AnnualReturn2003	2.63%
2004	rr_AnnualReturn2004	2.72%
2005	rr_AnnualReturn2005	2.44%
2006	rr_AnnualReturn2006	3.86%
2007	rr_AnnualReturn2007	5.83%
2008	rr_AnnualReturn2008	(5.00%)
2009	rr_AnnualReturn2009	14.91%
2010	rr_AnnualReturn2010	7.08%
2011	rr_AnnualReturn2011	3.29%
1 Year	rr_AverageAnnualReturnYear01	3.29%
5 Years	rr_AverageAnnualReturnYear05	5.02%
10 Years	rr_AverageAnnualReturnYear10	4.27%
PC&J PRESERVATION FUND | PC&J PRESERVATION FUND SHARES | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.80%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.38%	[2]
10 Years	rr_AverageAnnualReturnYear10	2.63%	[2]
PC&J PRESERVATION FUND | PC&J PRESERVATION FUND SHARES | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.16%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.34%	[2]
10 Years	rr_AverageAnnualReturnYear10	2.67%	[2]

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights because the financial statements only reflect the direct operating expenses of the Fund.
[2]	Returns after taxes are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.